Leases and Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Accrued Warranty Liability

The following is a rollforward of our accrued warranty liability ($ in millions):

Balance, December 31, 2016	$65.0
Accruals for warranties issued during the period	17.6
Settlements made	(17.4)

Balance, March 31, 2017	$65.2

The following is a rollforward of our accrued warranty liability ($ in millions):

Balance, January 1, 2015	$64.5
Accruals for warranties issued during the year	57.7
Settlements made	(61.1)
Effect of foreign currency translation	(0.1)

Balance, December 31, 2015	$61.0
Accruals for warranties issued during the year	59.6
Settlements made	(56.0)
Additions due to acquisitions	0.5
Effect of foreign currency translation	(0.1)

Balance, December 31, 2016	$65.0